Operating Revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Operating Revenues
6. Operating Revenues
The following table compares our operating revenues by the source of revenue stream for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
		(in thousands)
Operating revenues:
Time charters	$177,762	$190,420	$245,645
Voyage charters	141,903	162,502	159,701
Time charters from Luna Pool collaborative arrangements	606	1,283	—
Voyage charters from Luna Pool collaborative arrangements	12,224	25,272	22,101
Operating revenues from Unigas Pool	—	27,004	46,345

Total operating revenues	$332,495	$406,481	$473,792

Time charter revenues
As of December 31, 2022, 34 of the Company’s 44 operated vessels, (excluding the nine vessels operating within the Unigas Pool) were subject to time charters, 25 of which will expire within one year, five of which will expire within three years, and four of which will expire between three to five years from the balance sheet date. (December 31, 2021: 26 of the Company’s 45 operated vessels, were subject to time charters, 19 of which were due to expire within one year, two within three years, and five between three to five years). The estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each December 31, is as follows:

(in thousands)
2023:	$194,251
2024:	$70,022
2025:	$64,855
2026:	$34,430
2027 onwards:	$3,262
For time charter revenues accounted for under Topic 842, the amount of accrued income on the Company’s consolidated balance sheets as of December 31, 2022
was $3.9 million (December 31, 2021: $4.5 million). The amount of hire payments received in advance under time charter contracts, recognized as a liability and reflected within deferred income on the Company’s consolidated balance sheets was $23.0 million (December 31, 2021: $17.0 million). Deferred income allocated to time charters will be recognized ratably over time, which is expected to be within one month from December 31, 2022.
Voyage Charter revenues
Voyage charter revenues, which include revenues from contracts of affreightment, are shown net of address commissions.
As of December 31, 2022, for voyage charters and contracts of affreightment, services accounted for under Topic 606, the amount
of contract assets reflected within accrued income on the Company’s consolidated balance sheets was $8.6 million (December 31, 2021: $1.3 million). Changes in the contract asset balance at the balance sheet dates reflect income accrued after loading of the cargo commences but before an invoice has been raised to the charterer, as well as changes in the number of the Company’s vessels contracted under voyage charters or contracts of affreightment. The amount
of contract liabilities reflected within deferred income on the Company’s consolidated balance sheets was nil (December 31, 2021: $1.5 million). The opening and closing balance of receivables from voyage charters and contracts of affreightment was $11.1 million and $5.1 million respectively as of December 31, 202
2
(December 31, 2021: $3.3 million and $11.1 million respectively) and are reflected within net accounts receivable on our consolidated balance sheets.
The amount allocated to costs incurred to fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences was $2.8 million as of December 31, 2022 (December 31, 2021: $0.6 million) and is reflected within prepaid expenses and other current assets on the Company’s consolidated balance sheets.
Voyage and Time charter revenues from Luna Pool collaborative arrangements:
Revenues from the Luna Pool collaborative arrangements for year ended December 31, 2021, and 2022, which are accounted for under ASC 808 – Collaborative Arrangements, represent our share of pool net revenues generated by the other Pool Participant’s vessels in the Luna Pool. These include revenues from voyage charters and contracts of affreightment, which are accounted for under Topic 606 in addition to time charter revenues, which are accounted for under Topic 842.